Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Equity Funds (Invesco Equity Funds)
Entity Central Index Key	0000105377
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000000677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class A
Trading Symbol	CHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class A)	$121	1.02%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 37.24%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class A) —including sales charge	29.71%	11.51%	8.39%
Invesco Charter Fund (Class A) —excluding sales charge	37.24%	12.79%	9.00%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000000679 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class C
Trading Symbol	CHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class C)	$209	1.77%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 36.25%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class C) —including sales charge	35.25%	11.95%	8.35%
Invesco Charter Fund (Class C) —excluding sales charge	36.25%	11.95%	8.35%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000000680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R
Trading Symbol	CHRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R)	$150	1.27%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 36.95%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R)	36.95%	12.51%	8.74%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000081511 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class S
Trading Symbol	CHRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class S)	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class S shares of the Fund returned 37.35%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class S)	37.35%	12.90%	9.11%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000069441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class Y
Trading Symbol	CHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class Y)	$92	0.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 37.67%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class Y)	37.67%	13.07%	9.28%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000021943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R5
Trading Symbol	CHTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R5)	$90	0.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 37.62%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R5)	37.62%	13.11%	9.34%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120713 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R6
Trading Symbol	CHFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R6)	$82	0.69%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 37.67%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed its benchmark mainly as a result of stock selection in the consumer discretionary, industrials, and energy sectors. Stronger stock selection in the information technology, financials, and health care sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Howmet Aerospace | Howmet Aerospace reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded apparent investor expectations and the company raised its dividend and increased its share repurchase program.
What detracted from performance?
Aptiv | Aptiv dealt with near-term changes in its customer and product mix that were headwinds to growth, along with increased volatility of expectations for its future earnings power.
APA | APA, an oil and natural gas exploration and production company, underperformed along with the energy sector in general.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R6)	37.67%	13.19%	9.41%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,471,636,951
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 20,283,792
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,471,636,951
Total number of portfolio holdings	73
Total advisory fees paid	$20,283,792
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.37%
Microsoft Corp.	6.99%
Apple, Inc.	5.75%
Amazon.com, Inc.	4.54%
Meta Platforms, Inc., Class A	3.49%
JPMorgan Chase & Co.	2.68%
Alphabet, Inc., Class A	2.35%
Eli Lilly and Co.	2.06%
Broadcom, Inc.	1.91%
Fiserv, Inc.	1.84%
* Excluding money market fund holdings, if any.

C000000691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class A
Trading Symbol	LCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class A)	$95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 28.08%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class A) —including sales charge	21.02%	7.45%	7.44%
Invesco Diversified Dividend Fund (Class A) —excluding sales charge	28.08%	8.67%	8.05%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

C000000693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class C
Trading Symbol	LCEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class C)	$179	1.58%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 27.14%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class C) —including sales charge	26.14%	7.86%	7.40%
Invesco Diversified Dividend Fund (Class C) —excluding sales charge	27.14%	7.86%	7.40%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

C000029594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R
Trading Symbol	DDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R)	$123	1.08%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 27.82%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R)	27.82%	8.39%	7.78%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

C000069443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class Y
Trading Symbol	LCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class Y)	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 28.37%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class Y)	28.37%	8.93%	8.32%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

C000029595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Investor Class
Trading Symbol	LCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Investor Class)	$82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Investor Class shares of the Fund returned 28.20%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Investor Class)	28.20%	8.78%	8.13%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

C000021945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R5
Trading Symbol	DDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R5)	$63	0.55%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 28.44%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R5)	28.44%	8.99%	8.37%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120714 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R6
Trading Symbol	LCEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R6)	$55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024,investor expectations regarding the end of Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the period. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks. The Fund underperformed the Russell 1000® Value Index primarily due to stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection within the consumer staples sector.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 28.52%. For the same time period, the Russell 1000® Value Index returned 30.98%.
What contributed to performance?
JP Morgan Chase & Co. | Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
Walmart, Inc. | Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer has made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
What detracted from performance?
Elevance Health | Elevance Health shares plummeted during the fiscal year after the insurer reported lower-than-expected earnings and revised its outlook downward due to changes in Medicaid that reduced membership rolls. The insurer noted that Medicaid membership fell by 19% year-over-year in the third quarter due to eligibility redeterminations and other program changes. As a result of these Medicaid issues, Elevance lowered its full-year profit forecast.
ConocoPhillips | ConocoPhillips share price declined during the fiscal year driven by lower oil prices and from an announced acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks have since resumed.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R6)	28.52%	9.07%	8.47%
Russell 1000® Value Index	30.98%	10.14%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,184,156,103
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 45,756,275
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,184,156,103
Total number of portfolio holdings	81
Total advisory fees paid	$45,756,275
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.35%
Walmart, Inc.	3.25%
Philip Morris International, Inc.	3.14%
UnitedHealth Group, Inc.	2.94%
Johnson & Johnson	2.53%
Chevron Corp.	2.31%
Entergy Corp.	2.24%
PNC Financial Services Group, Inc. (The)	2.19%
Lowe's Cos., Inc.	2.19%
McDonald's Corp.	2.06%
* Excluding money market fund holdings, if any.

C000063683 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class A
Trading Symbol	ASMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class A)	$121	0.98%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 46.01%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class A) —including sales charge	37.95%	13.15%	12.69%
Invesco Summit Fund (Class A) —excluding sales charge	46.01%	14.44%	13.32%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000063685 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class C
Trading Symbol	CSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class C)	$212	1.73%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 44.90%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class C) —including sales charge	43.90%	13.58%	12.64%
Invesco Summit Fund (Class C) —excluding sales charge	44.90%	13.58%	12.64%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000063686 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class P
Trading Symbol	SMMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class P)	$102	0.83%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class P shares of the Fund returned 46.18%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class P)	46.18%	14.60%	13.49%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000081512 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class S
Trading Symbol	SMMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class S)	$108	0.88%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class S shares of the Fund returned 46.11%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class S)	46.11%	14.56%	13.43%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000069444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class Y
Trading Symbol	ASMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class Y)	$90	0.73%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 46.42%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class Y)	46.42%	14.72%	13.61%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000069445 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R5
Trading Symbol	SMITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R5)	$85	0.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 46.38%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R5)	46.38%	14.70%	13.62%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188847 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R6
Trading Symbol	SMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R6)	$85	0.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October, 31, 2024, US large-cap equities benefited from investment themes linked to artifical intelligence (AI) technology and the long-awaited easing of the US Federal Reserve monetary cycle.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 46.43%. For the same time period, the Russell 1000® Growth Index returned 43.77%. The Fund outperformed the Russell 1000® Growth Index primarily due to strong stock selection in the industrials sector. These results were partially offset by weaker stock selection within the consumer staples sector.
What contributed to performance?
NVIDIA Corp.  | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. We believe there is significant excitement for the launch of its new Blackwell platform, which NVIDIA claims will power generative AI faster with less cost and energy consumption.
Meta Platforms, Inc. | Social technology company Meta Platforms has realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
Amazon.com, Inc. | The company's strong growth in its cloud computing division, Amazon Web Services (AWS), has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business has yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
What detracted from performance?
HelloFresh SE | HelloFresh SE is a German meal-kit company based in Berlin. It is the largest meal-kit provider in the US. The headwind to performance can be attributed to the decline in meal-kit orders due to a strategic shift in marketing efforts and a reduction in new customer acquisitions. We sold the holding during the reporting period due to what we perceive as a reduced growth outlook going forward.
DexCom, Inc. | DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US FDA clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a dramatic sales force reorganization has significantly slowed their sales forecasts.
Symbotic, Inc. | Symbotic, which specializes in warehouse automation for e-commerce delivery, is partially owned by Walmart and has a 10-year backlog with them. According to a joint press release by Walmart and Symbotic, the partnership initially covered 25 centers but has expanded to all 42, with retrofitting expected to take over 8 years. This expansion has resulted in Symbotic's $23 billion order backlog. However, they have faced operational challenges, including issues with suppliers and execution errors. These financial adjustments and cash flow challenges have weighed on investor confidence and overall performance. We decided to sell the position during the reporting period until they work out these transitory issues.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R6)	46.43%	14.77%	13.57%
Russell 1000® Growth Index	43.77%	19.00%	16.18%
S&P 500® Index	38.02%	15.27%	13.00%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,424,964,261
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,240,778
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,424,964,261
Total number of portfolio holdings	66
Total advisory fees paid	$20,240,778
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Apple, Inc.	8.81%
Microsoft Corp.	8.33%
Amazon.com, Inc.	6.82%
Meta Platforms, Inc., Class A	4.90%
Alphabet, Inc., Class C	3.55%
Broadcom, Inc.	3.36%
KKR & Co., Inc., Class A	2.56%
Intuitive Surgical, Inc.	2.24%
ServiceNow, Inc.	2.17%
* Excluding money market fund holdings, if any.

C000209248 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class A
Trading Symbol	OMSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class A)	$124	1.03%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.03%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 40.43%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class A) —including sales charge	32.71%	13.73%	10.42%
Invesco Main Street All Cap Fund® (Class A) —excluding sales charge	40.43%	15.02%	11.05%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,451,177,577
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,712,621
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000209247 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class C
Trading Symbol	OMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class C)	$214	1.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.79%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 39.41%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class C) —including sales charge	38.41%	14.18%	10.38%
Invesco Main Street All Cap Fund® (Class C) —excluding sales charge	39.41%	14.18%	10.38%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,451,177,577
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,712,621
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000209246 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R
Trading Symbol	OMSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R)	$155	1.29%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.29%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 40.06%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R)	40.06%	14.74%	10.77%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,451,177,577
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,712,621
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000209245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class Y
Trading Symbol	OMSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class Y)	$95	0.79%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.79%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 40.74%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class Y)	40.74%	15.31%	11.32%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,451,177,577
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,712,621
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000209244 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R5
Trading Symbol	MSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R5)	$87	0.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 40.94%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R5)	40.94%	15.40%	11.25%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,451,177,577
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,712,621
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R6
Trading Symbol	IOAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R6)	$87	0.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence (AI) were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 40.85%. For the same time period, the Russell 3000® Index returned 37.86%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Weaker stock selection in the industrials, energy and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. | NVIDIA reported results reflecting continued revenue growth and high profit margins while commenting that AI-related demand should remain durable for the foreseeable future given the backlog of its existing chips and strong demand for the upcoming launches of its new products.
Tenet Healthcare Corp. | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
What detracted from performance?
Exxon Mobil Corp. | Exxon Mobil and the energy sector in general underperformed the broader market as oil prices declined.
Constellation Brands, Inc. | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R6)	40.85%	15.42%	11.26%
Russell 3000® Index	37.86%	14.60%	12.44%
S&P 500® Index	38.02%	15.27%	13.00%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 3000® Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,451,177,577
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,712,621
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,451,177,577
Total number of portfolio holdings	79
Total advisory fees paid	$8,712,621
Portfolio turnover rate	54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.59%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.39%
Meta Platforms, Inc., Class A	3.79%
Alphabet, Inc., Class A	2.96%
JPMorgan Chase & Co.	2.91%
Exxon Mobil Corp.	2.73%
Eli Lilly and Co.	2.11%
Broadcom, Inc.	1.92%
* Excluding money market fund holdings, if any.

C000209266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class A
Trading Symbol	MSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class A)	$95	0.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 38.21%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class A) —including sales charge	30.60%	11.77%	10.49%
Invesco Main Street Fund® (Class A) —excluding sales charge	38.21%	13.04%	11.11%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,770,702,252
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,243,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000209253 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class C
Trading Symbol	MIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class C)	$186	1.57%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 37.16%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark, excluding class specific Fund expenses, mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class C) —including sales charge	36.14%	12.17%	10.44%
Invesco Main Street Fund® (Class C) —excluding sales charge	37.16%	12.17%	10.44%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,770,702,252
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,243,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000209256 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R
Trading Symbol	OMGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R)	$127	1.07%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 37.83%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark, excluding class specific Fund expenses, mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R)	37.83%	12.74%	10.82%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,770,702,252
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,243,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000209258 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class Y
Trading Symbol	MIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class Y)	$68	0.57%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 38.53%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class Y)	38.53%	13.30%	11.37%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,770,702,252
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,243,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000209260 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R5
Trading Symbol	MSJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R5)	$60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 38.63%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R5)	38.63%	13.40%	11.31%
S&P 500® Index	38.02%	15.27%	13.00%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,770,702,252
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,243,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R6
Trading Symbol	OMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R6)	$60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, US equity markets posted positive returns as investors anticipated that slowing inflation would cause the Federal Reserve to ease monetary policy, while companies correlated to artificial intelligence were among the leading names during the period.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 38.63%. For the same time period, the S&P 500® Index returned 38.02%. The Fund outperformed its benchmark mainly as a result of stock selection in the information technology, financials, and health care sectors. Weaker stock selection in the industrials, consumer discretionary, and real estate sectors partially offset these results.
What contributed to performance?
Tenet Healthcare | Tenet reported strong results driven by revenue growth in its ambulatory surgery centers and hospitals. More procedures have been moving from acute care hospitals into ambulatory surgical centers, which has helped to boost the company’s earnings and profit margins.
American Express | American Express returned strong results, and the market seemed to view declining interest rates and an increasingly likely soft economic landing as supportive for the company’s credit card business.
What detracted from performance?
Constellation Brands | Constellation Brands underperformed due to higher raw material costs affecting profit margins and apparent concerns that volume growth may decelerate compared to previous strong market share gains.
United Parcel Service | UPS underperformed as it has been going through a transition period in the aftermath of a major contract renewal with its union. Heading into the negotiations, customers diverted volumes given the uncertainty.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R6)	38.63%	13.40%	11.52%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,770,702,252
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 45,243,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,770,702,252
Total number of portfolio holdings	71
Total advisory fees paid	$45,243,308
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.43%
Microsoft Corp.	7.02%
Apple, Inc.	5.62%
Amazon.com, Inc.	4.60%
Alphabet, Inc., Class A	3.16%
Meta Platforms, Inc., Class A	3.14%
Exxon Mobil Corp.	2.94%
JPMorgan Chase & Co.	2.88%
Philip Morris International, Inc.	2.67%
Fiserv, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000209276 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class A
Trading Symbol	OARDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class A)	$114	0.98%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class A shares of the Fund, excluding sales charge, returned 31.76%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class A) —including sales charge	24.49%	11.78%	9.60%
Invesco Rising Dividends Fund (Class A) —excluding sales charge	31.76%	13.06%	10.22%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,197,522,275
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 17,776,224
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000209268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class C
Trading Symbol	OCRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class C)	$200	1.73%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class C shares of the Fund, excluding sales charge, returned 30.81%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class C) —including sales charge	29.81%	12.21%	9.56%
Invesco Rising Dividends Fund (Class C) —excluding sales charge	30.81%	12.21%	9.56%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,197,522,275
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 17,776,224
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000209270 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R
Trading Symbol	ONRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R)	$142	1.23%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class R shares of the Fund returned 31.44%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R)	31.44%	12.77%	9.94%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,197,522,275
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 17,776,224
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000209271 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class Y
Trading Symbol	OYRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class Y)	$85	0.73%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class Y shares of the Fund returned 32.13%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class Y)	32.13%	13.34%	10.49%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,197,522,275
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 17,776,224
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000209272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R5
Trading Symbol	RSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R5)	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class R5 shares of the Fund returned 32.23%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R5)	32.23%	13.44%	10.43%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,197,522,275
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 17,776,224
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209273 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R6
Trading Symbol	OIRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R6)	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, investor expectations regarding the end of the Federal Reserve interest rate hikes consistently influenced market performance, contributing to gains in US equity markets during the fiscal year. Technology and communication services stocks, particularly those linked to artificial intelligence (AI), delivered strong outperformance relative to value and dividend paying stocks.
• For the fiscal year ended October 31, 2024, Class R6 shares of the Fund returned 32.20%. For the same time period, the Russell 1000® Index returned 38.07%. The Fund underperformed the Russell 1000® Index primarily due to stock selection and an underweight allocation in the communication services sector. These results were partially offset by strong stock selection within the information technology sector.
What contributed to performance?
Nvidia | Nvidia had a very busy fiscal year with positive news flow, including consecutive strong fundamental results, more “buzz” about AI in financial markets and across the broader economy, and the company’s blockbuster GTC user conference for AI developers. The chip maker also completed a stock split during the fiscal year, which drove the share price even higher. The growing size and scope of the AI opportunity and the strength of NVIDIA’s leading position has contributed to the stock’s strong performance.
Microsoft | Microsoft shares rallied during the fiscal year after delivering strong fundamental results. Microsoft also continued to benefit from investor excitement about how AI could supplement the company’s already robust technology platform.
What detracted from performance?
Microchip Technologies | Microchip Technologies struggled during the fiscal year reporting a significant plunge in revenue after coming off of a strong year in 2023 amid supply shortages in industrials. Microchip Technologies’s performance is correlated to the industrials sector although it's an information technology sector name, and broadly industrials in North America and Europe experienced weakness contributing to share price declines.
Starbucks | Despite raising its dividend, Starbucks struggled during the fiscal year after reporting consecutive quarters of underwhelming earnings results and suspending its full year 2025 forward guidance. The results come on the heels of an announced change in CEO with hopes of charting a new positive path forward. Additionally, Starbucks has struggled in international markets amid reduced sales including a 14% drop in China.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R6)	32.20%	13.45%	10.64%
Russell 1000® Index	38.07%	15.00%	12.75%
S&P 500® Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,197,522,275
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 17,776,224
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,197,522,275
Total number of portfolio holdings	74
Total advisory fees paid	$17,776,224
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.93%
NVIDIA Corp.	5.48%
Apple, Inc.	4.78%
Walmart, Inc.	2.50%
JPMorgan Chase & Co.	2.39%
UnitedHealth Group, Inc.	2.20%
Broadcom, Inc.	2.13%
Eli Lilly and Co.	2.04%
Philip Morris International, Inc.	2.03%
Salesforce, Inc.	1.95%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.